Class K [Member] Average Annual Total Returns - Class K [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	31.99%	15.93%	15.00%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.60%	13.84%	12.71%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.97%	12.42%	11.77%